Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
MUTUAL FUNDS† - 17.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	81,258	$818,269
Guggenheim Strategy Fund II1	32,137	799,577
Total Mutual Funds
(Cost $1,609,630)		1,617,846

MONEY MARKET FUND***,† - 5.1%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 2.26%[2]	465,954	465,954
Total Money Market Fund
(Cost $465,954)		465,954

	Face Amount
U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
3.93% due 10/14/25[3,4]	$200,000	199,708
Total U.S. Treasury Bills
(Cost $199,707)		199,708

REPURCHASE AGREEMENTS††,5 - 75.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	4,033,019	4,033,019
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	2,902,021	2,902,021
Total Repurchase Agreements
(Cost $6,935,040)		6,935,040
Total Investments - 100.7%
(Cost $9,210,331)		$9,218,548
Other Assets & Liabilities, net - (0.7)%		(65,184)
Total Net Assets - 100.0%		$9,153,364

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
S&P Goldman Sachs Commodity Index Futures Contracts	66	Oct 2025	$9,099,750	$43,295

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the 7-day yield as of September 30, 2025.
3	All or a portion of this security is pledged as futures collateral at September 30, 2025.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2025 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,617,846	$—	$—	$1,617,846
Money Market Fund	465,954	—	—	465,954
U.S. Treasury Bills	—	199,708	—	199,708
Repurchase Agreements	—	6,935,040	—	6,935,040
Commodity Futures Contracts**	43,295	—	—	43,295
Total Assets	$2,127,095	$7,134,748	$—	$9,261,843

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$798,613	$–	$–	$–	$964	$799,577	32,137	$32,035
Guggenheim Ultra Short Duration Fund — Institutional Class	813,393	–	–	–	4,876	818,269	81,258	26,916
	$1,612,006	$–	$–	$–	$5,840	$1,617,846		$58,951

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
MUTUAL FUNDS† - 47.5%
Guggenheim Strategy Fund III[1]	193,266	$4,821,976
Guggenheim Strategy Fund II1	126,104	3,137,469
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	253,625	2,554,007
Total Mutual Funds
(Cost $10,451,739)		10,513,452

MONEY MARKET FUND***,† - 10.1%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 2.26%[2]	2,230,267	2,230,267
Total Money Market Fund
(Cost $2,230,267)		2,230,267

	Face Amount	Value
U.S. TREASURY BILLS†† - 9.0%
U.S. Treasury Bills
3.93% due 10/14/25[3,4]	$1,983,000	$1,980,107
Total U.S. Treasury Bills
(Cost $1,980,090)		1,980,107

REPURCHASE AGREEMENTS††,5 - 36.6%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	4,710,509	4,710,509
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	3,389,519	3,389,519
Total Repurchase Agreements
(Cost $8,100,028)		8,100,028
Total Investments - 103.2%
(Cost $22,762,124)		$22,823,854
Other Assets & Liabilities, net - (3.2)%		(699,758)
Total Net Assets - 100.0%		$22,124,096

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
FTSE/JSE TOP 40 Index Futures Contracts††	97	Dec 2025	$5,780,812	$213,715
NASDAQ-100 Index Mini Futures Contracts	10	Dec 2025	4,979,600	94,600
S&P/TSX 60 IX Index Futures Contracts	14	Dec 2025	3,569,016	61,339
Nikkei 225 (CME) Index Futures Contracts	4	Dec 2025	898,900	42,661
IBEX 35 Index Futures Contracts	11	Oct 2025	2,009,993	39,005
FTSE 100 Index Futures Contracts	17	Dec 2025	2,154,009	12,689
DAX Index Futures Contracts	1	Dec 2025	706,553	7,743
Dow Jones Industrial Average Index Mini Futures Contracts	3	Dec 2025	700,275	6,319
Nikkei 225 (OSE) Index Futures Contracts	4	Dec 2025	1,213,277	5,219
Tokyo Stock Price Index Futures Contracts	1	Dec 2025	210,396	3,907
FTSE Taiwan Index Futures Contracts	7	Oct 2025	602,350	3,685
			$22,825,181	$490,882

Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	6	Dec 2025	$2,332,080	$176,461
Silver Futures Contracts	8	Dec 2025	1,872,600	176,174
Corn Futures Contracts	38	Dec 2025	790,400	31,606
Palladium Futures Contracts	1	Dec 2025	128,700	15,597
Coffee 'C' Futures Contracts	3	Dec 2025	420,975	11,053
LME Zinc Futures Contracts	7	Nov 2025	518,700	7,774
Copper Futures Contracts	2	Dec 2025	243,625	7,700
Lean Hogs Futures Contracts	13	Dec 2025	461,500	4,007
LME Primary Aluminum Futures Contracts	2	Nov 2025	133,950	2,960
Sugar #11 Futures Contracts	4	Feb 2026	74,368	2,119
Low Sulphur Gas Oil Futures Contracts	2	Nov 2025	137,550	49
WTI Crude Futures Contracts	7	Oct 2025	437,710	(813)
Gasoline RBOB Futures Contracts	1	Oct 2025	80,938	(889)
Brent Crude Futures Contracts	3	Oct 2025	198,510	(2,235)
Hard Red Winter Wheat Futures Contracts	7	Dec 2025	173,863	(4,197)
Wheat Futures Contracts	8	Dec 2025	203,000	(4,994)
Cotton #2 Futures Contracts	65	Dec 2025	2,136,225	(13,637)
Live Cattle Futures Contracts	25	Dec 2025	2,348,000	(16,456)
Soybean Meal Futures Contracts	37	Dec 2025	1,010,840	(35,947)
Cocoa Futures Contracts	12	Dec 2025	804,840	(49,012)
			$14,508,374	$307,320

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Long Gilt Futures Contracts††	5	Dec 2025	$610,399	$(707)
U.S. Treasury Long Bond Futures Contracts	8	Dec 2025	933,000	(1,978)
Australian Government 3 Year Bond Futures Contracts	22	Dec 2025	1,553,960	(6,193)
			$3,097,359	$(8,878)

Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	19	Dec 2025	$514,520	$9,362
Swiss Franc Futures Contracts	1	Dec 2025	158,431	220
Norwegian Krone Futures Contracts	1	Dec 2025	200,400	(133)
Swedish Krona Futures Contracts	1	Dec 2025	213,400	(1,428)
Euro FX Futures Contracts	8	Dec 2025	1,179,100	(1,589)
New Zealand Dollar Futures Contracts	22	Dec 2025	1,279,300	(13,041)
Canadian Dollar Futures Contracts	65	Dec 2025	4,687,475	(35,929)
			$8,232,626	$(42,538)

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	65	Dec 2025	$7,096,680	$16,923
U.S. Treasury 10 Year Note Futures Contracts	36	Dec 2025	4,050,000	13,504
U.S. Treasury Long Bond Futures Contracts	1	Dec 2025	116,625	1,061
Euro - Schatz Futures Contracts	20	Dec 2025	2,512,212	(110)
Euro - Bund Futures Contracts	2	Dec 2025	301,761	(626)
U.S. Treasury 2 Year Note Futures Contracts	19	Dec 2025	3,959,125	(1,083)
U.S. Treasury Ultra Long Bond Futures Contracts	8	Dec 2025	961,500	(4,585)
Canadian Government 10 Year Bond Futures Contracts††	34	Dec 2025	2,990,231	(9,169)
			$21,988,134	$15,915

Commodity Futures Contracts Sold Short†
Soybean Futures Contracts	23	Nov 2025	$1,150,863	$29,597
Red Spring Wheat Futures Contracts	25	Dec 2025	702,500	19,411
LME Lead Futures Contracts	16	Nov 2025	788,492	8,791
Wheat Futures Contracts	8	Dec 2025	203,000	8,462
Hard Red Winter Wheat Futures Contracts	6	Dec 2025	149,025	4,826
LME Nickel Futures Contracts	10	Nov 2025	909,260	4,746
Gasoline RBOB Futures Contracts	7	Oct 2025	566,567	4,275
Soybean Oil Futures Contracts	17	Dec 2025	504,288	2,934
Soybean Meal Futures Contracts	9	Dec 2025	245,880	1,373
NY Harbor ULSD Futures Contracts	4	Oct 2025	390,970	479
Sugar #11 Futures Contracts	26	Feb 2026	483,392	(1,056)
Natural Gas Futures Contracts	17	Oct 2025	566,100	(9,624)
Platinum Futures Contracts	5	Jan 2026	403,400	(28,765)
Cattle Feeder Futures Contracts	6	Nov 2025	1,079,100	(34,294)
			$8,142,837	$11,155

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	34	Dec 2025	$2,895,950	$1,760
Canadian Dollar Futures Contracts	3	Dec 2025	216,345	(52)
British Pound Futures Contracts	16	Dec 2025	1,345,100	(1,784)
Australian Dollar Futures Contracts	14	Dec 2025	927,150	(7,505)
Mexican Peso Futures Contracts	90	Dec 2025	2,437,200	(8,305)
			$7,821,745	$(15,886)

Equity Futures Contracts Sold Short†
S&P MidCap 400 Index Mini Futures Contracts	3	Dec 2025	$985,830	$(1,396)
Russell 2000 Index Mini Futures Contracts	6	Dec 2025	736,710	(1,432)
CAC 40 10 Euro Index Futures Contracts	3	Oct 2025	279,251	(1,846)
S&P 500 Index Mini Futures Contracts	2	Dec 2025	673,700	(2,254)
MSCI Emerging Markets Index Futures Contracts	14	Dec 2025	951,790	(10,787)
Euro STOXX 50 Index Futures Contracts	13	Dec 2025	848,145	(18,153)
			$4,475,426	$(35,868)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the 7-day yield as of September 30, 2025.
3	All or a portion of this security is pledged as futures collateral at September 30, 2025.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2025 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,513,452	$—	$—	$10,513,452
Money Market Fund	2,230,267	—	—	2,230,267
U.S. Treasury Bills	—	1,980,107	—	1,980,107
Repurchase Agreements	—	8,100,028	—	8,100,028
Commodity Futures Contracts**	520,394	—	—	520,394
Equity Futures Contracts**	277,167	213,715	—	490,882
Interest Rate Futures Contracts**	31,488	—	—	31,488
Currency Futures Contracts**	11,342	—	—	11,342
Total Assets	$13,584,110	$10,293,850	$—	$23,877,960

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$201,919	$—	$—	$201,919
Currency Futures Contracts**	69,766	—	—	69,766
Equity Futures Contracts**	35,868	—	—	35,868
Interest Rate Futures Contracts**	14,575	9,876	—	24,451
Total Liabilities	$322,128	$9,876	$—	$332,004

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,133,686	$–	$–	$–	$3,783	$3,137,469	126,104	$125,703
Guggenheim Strategy Fund III	4,820,043	–	–	–	1,933	4,821,976	193,266	197,781
Guggenheim Ultra Short Duration Fund — Institutional Class	2,538,790	–	–	–	15,217	2,554,007	253,625	84,010
	$10,492,519	$–	$–	$–	$20,933	$10,513,452		$407,494

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS† - 28.4%
Technology - 6.5%
WNS Holdings Ltd.*	2,108	$160,777
Informatica, Inc. — Class A*	5,638	140,048
Cantaloupe, Inc.*	11,574	122,337
CoreCard Corp.*	3,663	98,608
AvidXchange Holdings, Inc.*	8,675	86,316
Electronic Arts, Inc.	358	72,208
Vimeo, Inc.*	7,601	58,908
PROS Holdings, Inc.*	2,546	58,329
Integral Ad Science Holding Corp.*	5,716	58,132
Verint Systems, Inc.*	1,443	29,221
Total Technology		884,884
Consumer, Non-cyclical - 5.8%
Kellanova	3,162	259,347
Verona Pharma plc ADR*	1,654	176,498
Cross Country Healthcare, Inc.*	7,090	100,678
Tourmaline Bio, Inc.*	1,849	88,438
STAAR Surgical Co.*	3,118	83,780
Merus N.V.*	617	58,091
Surmodics, Inc.*	1,093	32,670
Total Consumer, Non-cyclical		799,502
Financial - 3.7%
Mr Cooper Group, Inc.	632	133,219
ProAssurance Corp.*	4,893	117,383
International Money Express, Inc.*	5,754	80,383
HarborOne Bancorp, Inc.	3,878	52,741
Guild Holdings Co. — Class A	2,156	42,991
Air Lease Corp. — Class A	644	40,991
Synovus Financial Corp.	813	39,902
Total Financial		507,610
Communications - 3.6%
Frontier Communications Parent, Inc.*	5,914	220,888
Interpublic Group of Companies, Inc.	4,333	120,934
WideOpenWest, Inc.*	18,403	94,960
TEGNA, Inc.	2,871	58,367
Total Communications		495,149
Consumer, Cyclical - 3.4%
Steelcase, Inc. — Class A	6,578	113,163
MRC Global, Inc.*	6,718	96,874
Hanesbrands, Inc.*	13,166	86,764
Potbelly Corp.*	4,311	73,459
ODP Corp.*	2,107	58,680
Guess?, Inc.	2,450	40,940
Total Consumer, Cyclical		469,880
Industrial - 2.6%
Chart Industries, Inc.*	845	169,126
American Woodmark Corp.*	1,324	88,390
Spirit AeroSystems Holdings, Inc. — Class A*	1,408	54,349
Norfolk Southern Corp.	123	36,950
Total Industrial		348,815
Utilities - 1.9%
ALLETE, Inc.	2,076	137,846
TXNM Energy, Inc.	1,358	76,795
Northwestern Energy Group, Inc.	722	42,317
Total Utilities		256,958
Energy - 0.9%
Aris Water Solutions, Inc. — Class A	3,509	86,532
Vital Energy, Inc.*	2,242	37,867
Berry Corp.	1,189	4,495
Total Energy		128,894
Total Common Stocks
(Cost $3,820,915)		3,891,692

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.*	12,237	–
Novartis AG*,†††	9,562	–
Sanofi SA*,††	1,186	–
Johnson & Johnson*,†††	3,841	–
Total Consumer, Non-cyclical		–
Financial - 0.0%
Sycamore Partners*	10,376	–
Total Rights
(Cost $3,729)		–

MUTUAL FUNDS† - 24.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	163,780	1,649,261
Guggenheim Strategy Fund II1	45,136	1,122,983
Guggenheim Strategy Fund III[1]	25,899	646,183
Total Mutual Funds
(Cost $3,391,958)		3,418,427

CLOSED-END MUTUAL FUNDS***,† - 6.1%
Mexico Fund, Inc.	1,276	25,137
PIMCO New York Municipal Income Fund II	3,576	24,853
Neuberger Berman Next Generation Connectivity Fund, Inc.	1,593	24,500
Ellsworth Growth and Income Fund Ltd.	2,102	24,383
Clough Global Equity Fund	3,186	24,245
Bancroft Fund Ltd.	1,102	24,114
General American Investors Company, Inc.	386	24,013
Nuveen Dow 30sm Dynamic Overwrite Fund	1,602	23,854
European Equity Fund, Inc.	2,191	23,750
Royce Micro-Capital Trust, Inc.	2,282	23,710
Tri-Continental Corp.	692	23,528
Sprott Focus Trust, Inc.	2,823	23,431
Total Return Securities Fund	3,842	23,359
Gabelli Dividend & Income Trust	861	23,359
Eaton Vance California Municipal Income Trust	2,316	23,345
John Hancock Diversified Income Fund	2,192	23,345
Royce Small-Capital Trust, Inc.	1,445	23,308
SRH Total Return Fund, Inc.	1,254	22,773

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
CLOSED-END MUTUAL FUNDS***,† - 6.1% (continued)
Templeton Emerging Markets Fund/United States	1,168	$19,552
Gabelli Healthcare & WellnessRx Trust	2,054	18,630
BlackRock MuniHoldings New York Quality Fund, Inc.	1,634	16,699
BlackRock New York Municipal Income Trust	1,646	16,657
abrdn Australia Equity Fund, Inc.	3,504	16,083
Virtus Total Return Fund, Inc.	2,442	15,751
Federated Hermes Premier Municipal Income Fund	1,375	15,180
PIMCO California Municipal Income Fund	1,668	14,545
Royce Global Trust, Inc.	946	12,251
abrdn Emerging Markets ex China Fund, Inc.	1,837	11,904
AllianceBernstein National Municipal Income Fund, Inc.	1,011	10,969
Gabelli Global Small and Mid Capital Value Trust	637	9,205
Mexico Equity and Income Fund, Inc.	685	8,131
abrdn National Municipal Income Fund	777	7,972
New Germany Fund, Inc.	521	6,023
Western Asset Inflation-Linked Opportunities & Income Fund	466	4,143
abrdn Healthcare Investors	118	2,178
abrdn Life Sciences Investors	140	2,171
Nuveen New York AMT-Free Quality Municipal Income Fund	204	2,081
BlackRock MuniYield New York Quality Fund, Inc.	208	2,065
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	193	2,065
Invesco Municipal Trust	212	2,046
BlackRock MuniHoldings Quality Fund II, Inc.	203	2,042
Blackrock Investment Quality Municipal Trust, Inc.	180	2,041
MFS High Yield Municipal Trust	588	2,040
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	176	2,040
RiverNorth Flexible Municipal Income Fund, Inc.	141	2,039
BlackRock MuniYield Quality Fund, Inc.	175	2,039
MFS High Income Municipal Trust	548	2,039
BlackRock MuniYield Fund, Inc.	193	2,038
BlackRock Municipal Income Trust II	195	2,038
BNY Mellon Strategic Municipals, Inc.	326	2,037
BlackRock California Municipal Income Trust	186	2,037
MFS Investment Grade Municipal Trust	259	2,036
BlackRock MuniYield Pennsylvania Quality Fund	179	2,035
BlackRock MuniHoldings Fund, Inc.	173	2,033
RiverNorth Opportunistic Municipal Income Fund, Inc.	139	2,032
Flaherty & Crumrine Preferred & Income Fund, Inc.	169	2,031
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	208	2,028
BlackRock MuniYield Quality Fund III, Inc.	183	2,028
Western Asset Managed Municipals Fund, Inc.	196	2,027
BlackRock MuniYield Quality Fund II, Inc.	202	2,026
Putnam Municipal Opportunities Trust	196	2,025
BNY Mellon Strategic Municipal Bond Fund, Inc.	342	2,025
BlackRock Municipal Income Trust	201	2,020
Allspring Utilities and High Income Fund	163	2,018
abrdn Total Dynamic Dividend Fund	213	2,015
BlackRock Municipal Income Quality Trust	184	2,015
Flaherty & Crumrine Total Return Fund, Inc.	113	2,014
Nuveen AMT-Free Municipal Value Fund	142	2,014
NYLI MacKay DefinedTerm Muni Opportunities Fund	133	2,012
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	119	2,010
BlackRock MuniVest Fund II, Inc.	189	2,009
Putnam Managed Municipal Income Trust	331	1,999
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	140	1,995
Nuveen S&P 500 Buy-Write Income Fund	138	1,993
Nuveen New York Municipal Value Fund	241	1,991
Invesco Bond Fund	126	1,988
Franklin Universal Trust	247	1,986
First Trust Enhanced Equity Income Fund	92	1,980
Nuveen Real Estate Income Fund	242	1,980
Nuveen NASDAQ 100 Dynamic Overwrite Fund	72	1,977
BlackRock Enhanced Equity Dividend Trust	217	1,977
BlackRock Health Sciences Term Trust	137	1,976
BlackRock MuniYield Michigan Quality Fund, Inc.	175	1,974

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
CLOSED-END MUTAL FUNDS***,† - 6.1% (continued)
BlackRock Health Sciences Trust	53	$1,973
John Hancock Income Securities Trust	169	1,973
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	218	1,973
BlackRock Science and Technology Term Trust	89	1,972
Western Asset Investment Grade Opportunity Trust, Inc.	118	1,969
BlackRock Enhanced Global Dividend Trust	170	1,967
Eaton Vance Tax-Managed Buy-Write Income Fund	131	1,965
MFS Multimarket Income Trust	411	1,965
MFS Charter Income Trust	306	1,964
BlackRock Resources & Commodities Strategy Trust	193	1,963
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	226	1,962
Western Asset Emerging Markets Debt Fund, Inc.	190	1,961
BlackRock Enhanced International Dividend Trust	341	1,961
Eaton Vance Risk-Managed Diversified Equity Income Fund	218	1,960
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	71	1,957
Eaton Vance Tax-Advantaged Dividend Income Fund	80	1,956
Allspring Global Dividend Opportunity Fund	343	1,955
BlackRock Municipal 2030 Target Term Trust	87	1,954
Principal Real Estate Income Fund	186	1,946
Franklin Limited Duration Income Trust	305	1,943
Eaton Vance Senior Floating-Rate Trust	169	1,933
John Hancock Investors Trust	138	1,931
PIMCO Municipal Income Fund II	243	1,922
BlackRock Virginia Municipal Bond Trust	177	1,915
BlackRock Technology and Private Equity Term Trust	279	1,869
DTF Tax-Free Income 2028 Term Fund, Inc.	156	1,783
Nuveen Pennsylvania Quality Municipal Income Fund	141	1,692
Nuveen New Jersey Quality Municipal Income Fund	135	1,675
BlackRock MuniHoldings California Quality Fund, Inc.	150	1,627
Voya Emerging Markets High Dividend Equity Fund	259	1,624
Neuberger Berman Municipal Fund, Inc.	157	1,620
MFS Municipal Income Trust	298	1,606
BlackRock MuniVest Fund, Inc.	234	1,605
Invesco Pennsylvania Value Municipal Income Trust	155	1,601
Western Asset Intermediate Muni Fund, Inc.	202	1,598
Voya Asia Pacific High Dividend Equity Income Fund	213	1,597
GAMCO Natural Resources Gold & Income Trust	227	1,596
Adams Diversified Equity Fund, Inc.	71	1,583
Source Capital	35	1,576
Virtus Convertible & Income Fund	105	1,575
Nuveen Select Maturities Municipal Fund	169	1,565
Duff & Phelps Utility and Infrastructure Fund, Inc.	121	1,562
MFS Intermediate High Income Fund	884	1,560
Virtus Convertible & Income Fund II	114	1,559
Allspring Multi-Sector Income Fund	162	1,552
Western Asset Inflation-Linked Income Fund	184	1,549
Liberty All Star Growth Fund, Inc.	279	1,548
BNY Mellon High Yield Strategies Fund	595	1,541
Eaton Vance Senior Income Trust	278	1,523
Liberty All-Star Equity Fund	234	1,484
Tortoise Energy Infrastructure Corp.	10	431
PIMCO Dynamic Income Strategy Fund	17	424
Eaton Vance Tax-Advantaged Global Dividend Income Fund	20	423
Cohen & Steers Infrastructure Fund, Inc.	17	422
John Hancock Tax-Advantaged Dividend Income Fund	17	422
Invesco Senior Income Trust	121	419
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	46	419
Nuveen Core Plus Impact Fund	38	418
Highland Global Allocation Fund	46	418
PGIM Short Duration High Yield Opportunities Fund	25	418
RiverNorth Flexible Municipal Income Fund II, Inc.	32	418
Eaton Vance National Municipal Opportunities Trust	25	416
Invesco Municipal Opportunity Trust	43	416

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
CLOSED-END MUTUAL FUNDS***,† - 6.1% (continued)
Cohen & Steers Select Preferred and Income Fund, Inc.	20	$416
Nuveen Multi-Asset Income Fund	32	415
BlackRock Taxable Municipal Bond Trust	25	415
Destra Multi-Alternative Fund	48	415
Blackrock Science & Technology Trust	10	414
John Hancock Premium Dividend Fund	31	414
XAI Madison Equity Premium Income Fund	67	414
Cohen & Steers Real Estate Opportunities and Income Fund	27	413
Eaton Vance Floating-Rate Income Trust	35	412
Saba Capital Income & Opportunities Fund	53	412
Tortoise Sustainable and Social Impact Term Fund	35	412
Japan Smaller Capitalization Fund, Inc.	39	411
Nuveen Credit Strategies Income Fund	78	411
NYLI CBRE Global Infrastructure Megatrends Term Fund	28	411
Clough Global Dividend and Income Fund	69	411
Clough Global Opportunities Fund	72	410
Saba Capital Income & Opportunities Fund II	45	410
India Fund, Inc.	28	410
RiverNorth Managed Duration Municipal Income Fund, Inc.	29	410
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	47	410
Templeton Emerging Markets Income Fund	66	409
Nuveen Floating Rate Income Fund	50	409
Kayne Anderson Energy Infrastructure Fund	33	408
XAI Octagon Floating Rate Alternative Income Trust	77	408
RiverNorth Opportunities Fund, Inc.	34	408
Eaton Vance Municipal Bond Fund	41	407
BlackRock Energy and Resources Trust	30	407
Allspring Income Opportunities Fund	58	407
Angel Oak Financial Strategies Income Term Trust	31	406
High Income Securities Fund	64	406
RiverNorth Managed Duration Municipal Income Fund II, Inc.	27	405
LMP Capital and Income Fund, Inc.	26	404
Special Opportunities Fund, Inc.	26	403
Nuveen S&P 500 Dynamic Overwrite Fund	23	402
Highland Opportunities and Income Fund	61	387
Herzfeld Credit Income Fund, Inc.	95	226
Total Closed-End Mutual Funds
(Cost $723,777)		840,629

MONEY MARKET FUND***,† - 2.9%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 2.26%[2]	398,197	398,197
Total Money Market Fund
(Cost $398,197)		398,197

	Face Amount
U.S. TREASURY BILLS†† - 6.0%
U.S. Treasury Bills
3.81% due 10/14/25[3,4]	$500,000	499,271
3.93% due 10/14/25[3,4]	327,000	326,523
Total U.S. Treasury Bills
(Cost $825,767)		825,794

REPURCHASE AGREEMENTS††,5 - 30.4%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	2,422,288	2,422,288
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	1,742,995	1,742,995
Total Repurchase Agreements
(Cost $4,165,283)		4,165,283
Total Investments - 98.7%
(Cost $13,329,626)		$13,540,022

	Shares
COMMON STOCKS SOLD SHORT† - (6.3)%
Utilities - (0.3)%
Black Hills Corp.	708	(43,606)
Consumer, Non-cyclical - (0.5)%
Herc Holdings, Inc.	1	(117)
Euronet Worldwide, Inc.*	824	(72,355)
Total Consumer, Non-cyclical		(72,472)
Industrial - (0.9)%
Union Pacific Corp.	123	(29,073)
Masterbrand, Inc.*	6,819	(89,806)
Total Industrial		(118,879)
Communications - (0.9)%
Omnicom Group, Inc.	1,491	(121,561)
Energy - (1.0)%
California Resources Corp.	70	(3,723)
Crescent Energy Co. — Class A	4,274	(38,124)
DNOW, Inc.*	6,375	(97,219)
Total Energy		(139,066)
Consumer, Cyclical - (1.1)%
HNI Corp.	1,442	(67,558)
Gildan Activewear, Inc. — Class A	1,343	(77,626)
Total Consumer, Cyclical		(145,184)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Value
COMMON STOCKS SOLD SHORT† - (6.3)% (continued)
Financial - (1.6)%
Pinnacle Financial Partners, Inc.	426	$(39,954)
Eastern Bankshares, Inc.	2,373	(43,070)
Rocket Companies, Inc. — Class A	6,952	(134,730)
Total Financial		(217,754)
Total Common Stocks Sold Short
(Proceeds $815,964)		(858,522)

MASTER LIMITED PARTNERSHIPS SOLD SHORT† - (0.0)%
Energy - 0.0%
Western Midstream Partners, LP	184	(7,230)
Total Master Limited Partnerships Sold Short
(Proceeds $7,079)		(7,230)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (6.5)%
iShares Mortgage Real Estate ETF	5	(110)
VanEck High Yield Muni ETF	7	(356)
Materials Select Sector SPDR Fund	6	(538)
Technology Select Sector SPDR Fund	4	(1,127)
iShares JP Morgan USD Emerging Markets Bond ETF	14	(1,333)
iShares U.S. Real Estate ETF	22	(2,136)
SPDR S&P Biotech ETF	28	(2,806)
Utilities Select Sector SPDR Fund	33	(2,878)
Invesco Senior Loan ETF	190	(3,977)
iShares Preferred & Income Securities ETF	165	(5,217)
iShares MSCI Emerging Markets ETF	109	(5,821)
VanEck Gold Miners ETF	80	(6,112)
iShares TIPS Bond ETF	55	(6,117)

iShares iBoxx $ Investment Grade Corporate Bond ETF	56	(6,242)
iShares 7-10 Year Treasury Bond ETF	78	(7,524)
iShares Floating Rate Bond ETF	153	(7,816)
iShares Core High Dividend ETF	108	(13,225)
iShares iBoxx $ High Yield Corporate Bond ETF	175	(14,208)
Schwab U.S. Aggregate Bond ETF	690	(16,194)
Health Care Select Sector SPDR Fund	125	(17,396)
iShares Latin America 40 ETF	710	(20,512)
iShares MSCI All Country Asia ex Japan ETF	242	(22,075)
iShares Russell 1000 Growth ETF	63	(29,510)
iShares National Muni Bond ETF	576	(61,338)
SPDR Bloomberg Convertible Securities ETF	702	(63,531)
SPDR S&P 500 ETF Trust	108	(71,947)
SPDR Nuveen ICE High Yield Municipal Bond ETF	3,163	(78,853)
iShares Russell 1000 Value ETF	414	(84,286)
iShares Russell 2000 Index ETF	360	(87,106)
iShares MSCI EAFE ETF	1,324	(123,622)
SPDR Nuveen ICE Municipal Bond ETF	2,766	(126,047)
Total Exchange-Traded Funds Sold Short
(Proceeds $880,690)		(889,960)
Total Securities Sold Short - (12.8)%
(Proceeds $1,703,733)		$(1,755,712)
Other Assets & Liabilities, net - 14.1%		1,934,253
Total Net Assets - 100.0%		$13,718,563

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Euro - OATS Futures Contracts	22	Dec 2025	$3,134,147	$16,852
U.S. Treasury Ultra Long Bond Futures Contracts	2	Dec 2025	240,375	4,372
U.S. Treasury 5 Year Note Futures Contracts	3	Dec 2025	327,539	(84)
U.S. Treasury 10 Year Note Futures Contracts	21	Dec 2025	2,362,500	(600)
Euro - Bund Futures Contracts	8	Dec 2025	1,207,046	(831)
			$7,271,607	$19,709

Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	36	Apr 2026	$650,765	$7,328
Coffee 'C' Futures Contracts	2	May 2026	260,138	1,869
Natural Gas Futures Contracts	7	Oct 2025	233,100	950
Gasoline RBOB Futures Contracts	6	Dec 2025	472,424	(15)
Cotton #2 Futures Contracts	10	Dec 2025	328,650	(232)
Low Sulphur Gas Oil Futures Contracts	6	Dec 2025	404,400	(1,460)
Soybean Meal Futures Contracts	7	Dec 2025	191,240	(4,632)
			$2,540,717	$3,808

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	5	Dec 2025	$99,250	$428
CBOE Volatility Index Futures Contracts	1	Jan 2026	20,700	27
Russell 2000 Index Mini Futures Contracts	2	Dec 2025	245,570	6
Dow Jones Industrial Average Index Mini Futures Contracts	2	Dec 2025	466,850	(124)
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2025	497,960	(157)
S&P 500 Index Mini Futures Contracts	3	Dec 2025	1,010,550	(568)
CBOE Volatility Index Futures Contracts	15	Oct 2025	264,000	(3,672)
			$2,604,880	$(4,060)

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	6	Dec 2025	$511,050	$2,235
Australian Dollar Futures Contracts	9	Dec 2025	596,025	(18)
British Pound Futures Contracts	8	Dec 2025	672,550	(3,117)
New Zealand Dollar Futures Contracts	3	Dec 2025	174,450	(4,387)
			$1,954,075	$(5,287)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	9	Dec 2025	$1,425,881	$3,160
Euro FX Futures Contracts	1	Dec 2025	147,388	4
Canadian Dollar Futures Contracts	5	Dec 2025	360,575	(87)
			$1,933,844	$3,077

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 2 Year Note Futures Contracts	3	Dec 2025	$625,125	$1,177
Long Gilt Futures Contracts††	17	Dec 2025	2,075,357	799
Euro - BTP Italian Government Bond Futures Contracts††	5	Dec 2025	703,088	495
Canadian Government 10 Year Bond Futures Contracts††	4	Dec 2025	351,792	225
U.S. Treasury Long Bond Futures Contracts	1	Dec 2025	116,625	(58)
			$3,871,987	$2,638

Commodity Futures Contracts Sold Short†
Gasoline RBOB Futures Contracts	6	Dec 2025	$467,258	$4,861
Natural Gas Futures Contracts	8	Nov 2025	312,640	4,459
Soybean Oil Futures Contracts	1	Dec 2025	29,664	2,385
Cotton #2 Futures Contracts	7	May 2026	241,010	2,183
Hard Red Winter Wheat Futures Contracts	2	Dec 2025	49,675	1,344
Coffee 'C' Futures Contracts	1	Dec 2025	140,325	540
Corn Futures Contracts	4	Dec 2025	83,200	(1,300)
Low Sulphur Gas Oil Futures Contracts	5	Nov 2025	343,875	(2,134)
Sugar #11 Futures Contracts	35	Feb 2026	650,720	(11,642)
			$2,318,367	$696

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	19	Nov 2025	$364,800	$1,039
CBOE Volatility Index Futures Contracts	9	Feb 2026	190,468	(654)
			$555,268	$385

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	4.49% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$3,950,322	$227,809
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	3.64% (Federal Funds Rate - 0.45%)	At Maturity	08/31/28	$2,681,163	$67,127

MS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Perdoceo Education Corp.	980	0.92%	$9,426
Incyte Corp.	484	1.04%	4,366
Alkermes plc	1,431	1.09%	4,171
United Therapeutics Corp.	36	0.38%	3,711
Royalty Pharma plc — Class A	1,132	1.01%	3,662
United Rentals, Inc.	22	0.53%	3,416
ADT, Inc.	4,700	1.04%	2,719
Utah Medical Products, Inc.	589	0.94%	2,268
Innoviva, Inc.	1,965	0.91%	2,067
PTC Therapeutics, Inc.	313	0.49%	2,054
Catalyst Pharmaceuticals, Inc.	1,894	0.94%	1,991
Jazz Pharmaceuticals plc	73	0.24%	1,820
Cal-Maine Foods, Inc.	358	0.85%	1,791
Exelixis, Inc.	364	0.38%	1,456
Graham Holdings Co. — Class B	22	0.66%	1,104
Theravance Biopharma, Inc.	1,858	0.69%	1,053
SIGA Technologies, Inc.	1,587	0.37%	1,008
Strata Critical Medical, Inc.	288	0.04%	707
Merck & Company, Inc.	494	1.05%	382
Collegium Pharmaceutical, Inc.	298	0.26%	358
H&R Block, Inc.	238	0.30%	(164)
Regeneron Pharmaceuticals, Inc.	65	0.93%	(227)
Gilead Sciences, Inc.	131	0.37%	(229)
Seneca Foods Corp. — Class A	78	0.21%	(343)
Bristol-Myers Squibb Co.	827	0.94%	(347)
Biogen, Inc.	299	1.06%	(362)
Ingredion, Inc.	242	0.75%	(1,242)
USANA Health Sciences, Inc.	517	0.36%	(1,502)
Pilgrim's Pride Corp.	320	0.33%	(1,612)
Molson Coors Beverage Co. — Class B	222	0.25%	(1,712)
Alarm.com Holdings, Inc.	720	0.97%	(2,460)
Harmony Biosciences Holdings, Inc.	757	0.53%	(5,543)
Total Consumer, Non-cyclical			33,787
Communications
AT&T, Inc.	1,399	1.00%	7,010
Fox Corp. — Class A	685	1.09%	5,751
Millicom International Cellular S.A.	865	1.06%	4,966
Verizon Communications, Inc.	936	1.04%	4,682
Lumen Technologies, Inc.	3,806	0.59%	4,254
InterDigital, Inc.	57	0.50%	3,268
Etsy, Inc.	219	0.37%	3,108
A10 Networks, Inc.	1,173	0.54%	1,921
Ziff Davis, Inc.	378	0.36%	966
Harmonic, Inc.	1,607	0.41%	772
Spok Holdings, Inc.	735	0.32%	249
Gambling.com Group Ltd.	1,307	0.27%	(15)
T-Mobile US, Inc.	81	0.49%	(484)
Yelp, Inc. — Class A	1,305	1.03%	(1,957)
Comcast Corp. — Class A	1,221	0.97%	(3,593)
IDT Corp. — Class B	312	0.41%	(4,063)
Total Communications			26,835
Industrial
Mueller Industries, Inc.	427	1.09%	13,174
Snap-on, Inc.	127	1.11%	5,957
Scorpio Tankers, Inc.	520	0.74%	2,413
Owens Corning	274	0.98%	877
Lindsay Corp.	300	1.07%	530
Teekay Tankers Ltd. — Class A	482	0.62%	396
Gibraltar Industries, Inc.	377	0.60%	332
International Seaways, Inc.	181	0.21%	15
DHT Holdings, Inc.	715	0.22%	(237)
Karat Packaging, Inc.	615	0.39%	(253)
Uniti Group, Inc.	2,814	0.44%	(374)
Fortive Corp.	875	1.09%	(486)
AZZ, Inc.	357	0.99%	(1,439)
Middleby Corp.	133	0.45%	(1,464)
Gencor Industries, Inc.	1,180	0.44%	(1,755)
CNH Industrial N.V.	3,686	1.01%	(1,844)
Alamo Group, Inc.	198	0.96%	(3,855)
Total Industrial			11,987
Consumer, Cyclical
BorgWarner, Inc.	950	1.06%	5,088
Allison Transmission Holdings, Inc.	467	1.00%	5,070
Visteon Corp.	334	1.01%	4,160
Aptiv plc	192	0.42%	2,750
Gentex Corp.	553	0.40%	1,598
General Motors Co.	239	0.37%	1,275
Garrett Motion, Inc.	1,696	0.58%	754
PACCAR, Inc.	423	1.05%	580
Ford Motor Co.	1,343	0.41%	364
Strattec Security Corp.	155	0.27%	154
Inspired Entertainment, Inc.	1,002	0.24%	95
Boyd Gaming Corp.	192	0.42%	(17)
Dolby Laboratories, Inc. — Class A	191	0.35%	(73)
Buckle, Inc.	174	0.26%	(276)
Abercrombie & Fitch Co. — Class A	170	0.37%	(627)
Tri Pointe Homes, Inc.	946	0.81%	(845)
Harley-Davidson, Inc.	581	0.41%	(1,345)
Bath & Body Works, Inc.	481	0.31%	(2,952)
Total Consumer, Cyclical			15,753
Technology
Cirrus Logic, Inc.	360	1.14%	9,605
Micron Technology, Inc.	141	0.60%	9,122
Axcelis Technologies, Inc.	145	0.36%	5,293
Zoom Communications, Inc. — Class A	498	1.04%	4,426
Adeia, Inc.	1,161	0.49%	4,237
Kulicke & Soffa Industries, Inc.	628	0.65%	4,020
Photronics, Inc.	1,473	0.86%	3,791
QUALCOMM, Inc.	259	1.09%	3,657
Dropbox, Inc. — Class A	1,418	1.08%	3,029

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consensus Cloud Solutions, Inc.	526	0.39%	$2,377
OneSpan, Inc.	1,880	0.76%	2,328
Daily Journal Corp.	52	0.61%	1,822
Bandwidth, Inc. — Class A	1,876	0.79%	1,805
Teradata Corp.	933	0.51%	1,050
Skyworks Solutions, Inc.	473	0.92%	963
NetScout Systems, Inc.	1,137	0.74%	918
Mitek Systems, Inc.	1,178	0.29%	113
LiveRamp Holdings, Inc.	492	0.34%	(283)
Total Technology			58,273
Basic Materials
Newmont Corp.	373	0.80%	5,955
Caledonia Mining Corporation plc	426	0.39%	3,744
Anglogold Ashanti plc	236	0.42%	2,899
Alcoa Corp.	722	0.60%	1,187
Total Basic Materials			13,785
Financial
Enova International, Inc.	337	0.98%	7,063
MGIC Investment Corp.	1,460	1.05%	6,700
Synchrony Financial	539	0.97%	5,961
Jackson Financial, Inc. — Class A	421	1.08%	5,045
Enact Holdings, Inc.	1,085	1.05%	4,778
Essent Group Ltd.	652	1.05%	4,372
Fidelity National Financial, Inc.	687	1.05%	3,441
NMI Holdings, Inc. — Class A	1,029	1.00%	2,686
RenaissanceRe Holdings Ltd.	169	1.09%	2,606
Preferred Bank/Los Angeles CA	184	0.42%	1,619
Westamerica BanCorp	832	1.05%	1,565
Hartford Insurance Group, Inc.	307	1.04%	1,158
BancFirst Corp.	305	0.98%	887
Bank OZK	498	0.64%	549
Live Oak Bancshares, Inc.	773	0.69%	381
Vornado Realty Trust	385	0.40%	254
Arch Capital Group Ltd.	448	1.03%	(85)
QCR Holdings, Inc.	529	1.01%	(216)
World Acceptance Corp.	63	0.27%	(410)
GCM Grosvenor, Inc. — Class A	1,858	0.57%	(580)
McGrath RentCorp	331	0.98%	(604)
Atlantic Union Bankshares Corp.	1,156	1.03%	(818)
Skyward Specialty Insurance Group, Inc.	298	0.36%	(1,057)
Northeast Community Bancorp, Inc.	800	0.42%	(1,065)
Pathward Financial, Inc.	336	0.63%	(1,444)
Horace Mann Educators Corp.	837	0.96%	(1,473)
OneMain Holdings, Inc.	529	0.76%	(1,554)
Total Financial			39,759
Utilities
National Fuel Gas Co.	479	1.12%	10,390
Evergy, Inc.	556	1.07%	5,105
Duke Energy Corp.	193	0.60%	3,129
Consolidated Water Company Ltd.	749	0.67%	3,113
Brookfield Infrastructure Corp. — Class A	1,048	1.09%	2,088
MDU Resources Group, Inc.	1,089	0.49%	1,720
Portland General Electric Co.	680	0.76%	1,016
Otter Tail Corp.	492	1.02%	688
Edison International	241	0.34%	154
Clearway Energy, Inc. — Class C	1,451	1.04%	118
MGE Energy, Inc.	204	0.43%	(162)
Total Utilities			27,359
Energy
Occidental Petroleum Corp.	428	0.51%	271
Total MS Long/Short Equity Long Custom Basket			$227,809

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Technology
ACV Auctions, Inc. — Class A	2,353	(0.86)%	11,823
Conduent, Inc.	13,202	(1.38)%	(665)
Maximus, Inc.	469	(1.60)%	(1,375)
Total Technology			9,783
Consumer, Non-cyclical
Insperity, Inc.	644	(1.18)%	6,342
Driven Brands Holdings, Inc.	2,148	(1.29)%	4,972
OrthoPediatrics Corp.	1,035	(0.72)%	2,699
Tejon Ranch Co.	2,089	(1.25)%	2,266
FTI Consulting, Inc.	206	(1.24)%	1,369
First Advantage Corp.	2,577	(1.48)%	1,285
Barrett Business Services, Inc.	788	(1.30)%	895
ABM Industries, Inc.	561	(0.96)%	825
Guardant Health, Inc.	91	(0.21)%	(161)
Strata Critical Medical, Inc.	288	(0.05)%	(239)
GXO Logistics, Inc.	496	(0.98)%	(790)
Alico, Inc.	831	(1.07)%	(1,371)
Total Consumer, Non-cyclical			18,092
Basic Materials
Ashland, Inc.	701	(1.25)%	6,021
Sensient Technologies Corp.	366	(1.28)%	5,378
Air Products and Chemicals, Inc.	141	(1.43)%	2,468
Balchem Corp.	187	(1.05)%	2,445
RPM International, Inc.	245	(1.08)%	1,755
Sherwin-Williams Co.	113	(1.46)%	1,523
Kronos Worldwide, Inc.	4,075	(0.87)%	1,412
International Paper Co.	860	(1.49)%	1,011
Dow, Inc.	1,729	(1.48)%	564
Tronox Holdings plc — Class A	2,503	(0.38)%	363

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ecolab, Inc.	117	(1.20)%	$(193)
Hawkins, Inc.	107	(0.73)%	(2,064)
Total Basic Materials			20,683
Financial
Marcus & Millichap, Inc.	1,102	(1.21)%	7,501
Kennedy-Wilson Holdings, Inc.	4,125	(1.28)%	6,444
Weyerhaeuser Co.	1,626	(1.50)%	5,852
SLM Corp.	927	(0.96)%	4,272
FTAI Infrastructure, Inc.	5,208	(0.85)%	3,709
Cannae Holdings, Inc.	1,697	(1.16)%	3,387
Redwood Trust, Inc.	5,058	(1.09)%	3,029
Columbia Financial, Inc.	2,723	(1.52)%	2,770
PennyMac Mortgage Investment Trust	3,311	(1.51)%	2,230
Veris Residential, Inc.	2,273	(1.29)%	2,089
Heritage Commerce Corp.	4,027	(1.49)%	1,930
Western Alliance Bancorporation	421	(1.36)%	1,716
Apartment Investment and Management Co. — Class A	4,638	(1.37)%	1,628
PotlatchDeltic Corp.	992	(1.51)%	1,552
Horizon Bancorp, Inc.	1,883	(1.12)%	1,472
Ellington Financial, Inc.	3,018	(1.46)%	1,111
Primis Financial Corp.	1,442	(0.57)%	1,052
CoStar Group, Inc.	215	(0.68)%	988
NewtekOne, Inc.	2,505	(1.07)%	969
AMERISAFE, Inc.	424	(0.69)%	443
Sun Communities, Inc.	268	(1.29)%	399
Merchants Bancorp	839	(1.00)%	390
Jefferies Financial Group, Inc.	341	(0.83)%	(127)
SoFi Technologies, Inc.	325	(0.32)%	(336)
Iron Mountain, Inc.	456	(1.73)%	(428)
Equinix, Inc.	30	(0.88)%	(478)
Fidelis Insurance Holdings Ltd.	1,222	(0.83)%	(737)
PennyMac Financial Services, Inc.	171	(0.79)%	(1,485)
CBRE Group, Inc. — Class A	257	(1.51)%	(1,557)
Walker & Dunlop, Inc.	346	(1.08)%	(2,014)
Welltower, Inc.	198	(1.32)%	(2,094)
State Street Corp.	253	(1.09)%	(2,255)
Radian Group, Inc.	978	(1.32)%	(2,310)
American Healthcare REIT, Inc.	844	(1.32)%	(2,610)
Newmark Group, Inc. — Class A	2,022	(1.41)%	(4,187)
Brighthouse Financial, Inc.	485	(0.96)%	(4,302)
Total Financial			30,013
Energy
Core Laboratories, Inc.	3,090	(1.42)%	7,823
Seadrill Ltd.	1,262	(1.42)%	2,096
Kodiak Gas Services, Inc.	471	(0.65)%	(259)
Oceaneering International, Inc.	1,673	(1.55)%	(409)
Bristow Group, Inc.	788	(1.06)%	(480)
Archrock, Inc.	841	(0.83)%	(751)
BKV Corp.	1,016	(0.88)%	(948)
Baker Hughes Co.	640	(1.16)%	(1,537)
Delek US Holdings, Inc.	257	(0.31)%	(2,136)
Total Energy			3,399
Industrial
Landstar System, Inc.	312	(1.43)%	3,606
Knife River Corp.	403	(1.16)%	3,252
RXO, Inc.	2,543	(1.46)%	2,949
Werner Enterprises, Inc.	1,024	(1.01)%	2,182
Ball Corp.	825	(1.55)%	1,686
Silgan Holdings, Inc.	892	(1.43)%	1,602
Radiant Logistics, Inc.	2,671	(0.59)%	1,484
Old Dominion Freight Line, Inc.	86	(0.45)%	662
LSB Industries, Inc.	1,365	(0.40)%	419
XPO, Inc.	210	(1.01)%	262
Ranpak Holdings Corp.	1,999	(0.42)%	(1,442)
CH Robinson Worldwide, Inc.	244	(1.20)%	(1,619)
Jacobs Solutions, Inc.	289	(1.62)%	(3,610)
Enviri Corp.	2,105	(1.00)%	(4,083)
TriMas Corp.	720	(1.04)%	(4,450)
Costamare Bulkers Holdings Ltd.	2,094	(1.12)%	(8,362)
Total Industrial			(5,462)
Consumer, Cyclical
Shake Shack, Inc. — Class A	81	(0.28)%	671
Southwest Airlines Co.	695	(0.83)%	7
JetBlue Airways Corp.	1,798	(0.33)%	(419)
Tesla, Inc.	25	(0.41)%	(2,671)
Lucid Group, Inc.	399	(0.35)%	(3,115)
VSE Corp.	160	(0.99)%	(3,854)
Total Consumer, Cyclical			(9,381)
Total MS Long/Short Equity Short Custom Basket			$67,127

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the 7-day yield as of September 30, 2025.
3	All or a portion of this security is pledged as futures, equity custom basket swap and short security collateral at September 30, 2025.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2025 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,891,692		$—		$—		$3,891,692
Rights	—	*	—	*	—	*	—
Mutual Funds	3,418,427		—		—		3,418,427
Closed-End Mutual Funds	840,629		—		—		840,629
Money Market Fund	398,197		—		—		398,197
U.S. Treasury Bills	—		825,794		—		825,794
Repurchase Agreements	—		4,165,283		—		4,165,283
Commodity Futures Contracts**	25,919		—		—		25,919
Interest Rate Futures Contracts**	22,401		1,519		—		23,920
Currency Futures Contracts**	5,399		—		—		5,399
Equity Futures Contracts**	1,500		—		—		1,500
Equity Custom Basket Swap Agreements**	—		294,936		—		294,936
Total Assets	$8,604,164		$5,287,532		$—		$13,891,696

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$858,522	$—	$—	$858,522
Master Limited Partnership Sold Short	7,230	—	—	7,230
Exchange-Traded Funds Sold Short	889,960	—	—	889,960
Commodity Futures Contracts**	21,415	—	—	21,415
Currency Futures Contracts**	7,609	—	—	7,609
Equity Futures Contracts**	5,175	—	—	5,175
Interest Rate Futures Contracts**	1,573	—	—	1,573
Total Liabilities	$1,791,484	$—	$—	$1,791,484

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Shares 09/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,493,228	$–	$(3,375,000)	$1,551	$3,204	$1,122,983	45,136	$76,801
Guggenheim Strategy Fund III	1,669,953	–	(1,025,000)	(2,513)	3,743	646,183	25,899	43,507
Guggenheim Ultra Short Duration Fund — Institutional Class	3,725,902	–	(2,090,000)	22,051	(8,692)	1,649,261	163,780	73,314
	$9,889,083	$–	$(6,490,000)	$21,089	$(1,745)	$3,418,427		$193,622

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies

Organization

Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the ”1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a "Fund" and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Diversification Status
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiaries

The consolidated schedules of investments of each Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and collectively, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its respective Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Security Investors, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the New York Stock Exchange or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.20%			1.88% - 4.63%
Due 10/01/25	$151,063,649	$151,081,273	Due 02/28/27 - 05/15/35	$151,842,800	$154,085,015

BofA Securities, Inc.			U.S. Treasury Strips
4.19%			0.00%
Due 10/01/25	108,700,171	108,712,823	Due 05/15/32 - 05/15/41	97,714,689	46,519,447

			U.S. Treasury Notes
			3.88% - 4.88%
			Due 05/31/26 - 09/30/32	64,544,400	64,352,714

			U.S. Treasury Floating Rate Note
			4.08%
			Due 07/31/26	2,000	2,014
				162,261,089	110,874,175

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, the Bank of New York Mellon Corp. (“BNY”) acts as the lending agent (prior to September 29, 2025, U.S. Bank acted as the lending agent), and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2025, none of the Funds participated in securities lending transactions.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' consolidated financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

Each Fund intends to invest up to 25% of its assets in its respective Subsidiary, which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. Each Fund has received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At September 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$9,827,897	$-	$(566,054)	$(566,054)
Managed Futures Strategy Fund	22,791,159	1,086,801	(332,004)	754,797
Multi-Hedge Strategies Fund	11,654,154	681,602	(235,544)	446,058

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.